RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Due to the related parties	$ 1,946,627	$ 0
Minzhu Xu [Member]
Due to the related parties	$ 1,777,512	0
Nature of relationships with related parties	Chairperson of the Board
Shunqi Du [Member]
Due to the related parties	$ 70,646	0
Nature of relationships with related parties	Legal representative of Paranovus Hainan
Shuang Wu [Member]
Due to the related parties	$ 98,469	$ 0
Nature of relationships with related parties	Former CEO of Bomie Wookoo Inc.